Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert MYS

NYSE

02044120

1-7560

RECD S.E.C.
JUL 0 8 2002
1086

July 8, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 1 6 2002
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sea Containers Ltd., 7 7/8% Series B Senior Notes due 2008 and 10 ¾% Series B Senior Notes due 2006 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2002. Tentative listing date – July 9, 2002.

Sincerely,

Parat Madho